LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Information related to the Company’s ROU assets and related lease liabilities were as follows

Information related to the Company’s ROU assets and related lease liabilities were as follows:

	Year Ended December 31
	2020	2019

Cash paid for operating leases	$185,000	$112,000
Right-of-use assets obtained in exchange for new operating lease obligations (1)	$209,000	$450,000

	As of December 31
	2020	2019
Weighted-average remaining lease term	2.2 years	3.3 years
Weighted-average discount rate	3.6%	4.5%

(1)	2019 includes $280,000 for operating leases existing on January 1, 2019 and $188,000 for operating leases that commenced in the first quarter of 2019. 2020 includes $209,000 for an operating lease assumed with the Ecessa acquisition in the second quarter.

Maturities of lease liabilities as of December 31, 2020 were as follows

Maturities of lease liabilities as of December 31, 2020 were as follows:

2021	$225,000
2022	152,000
2023	47,000
2024	4,000
Total lease payments	428,000
Less imputed interest	(17,000)
Total operating lease liabilities	$411,000